Summary of Significant Accounting Policies - Schedule of weighted average shares outstanding and basic and diluted earnings per common share (Detail) - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended
		Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021
Error Corrections And Prior Period Adjustments Of Amounts Of Weighted Average Shares Outstanding And Basic And Diluted Earnings Per Common Share Restatement [Line Items]
Net loss		$ (1,400)	$ (6,635,827)	$ (236,373)	$ (14,549,315)		$ (21,421,515)
Weighted average shares outstanding	[1],[2]	7,500,000
Basic and diluted earnings per share		$ 0.00
Common Class A [Member]
Error Corrections And Prior Period Adjustments Of Amounts Of Weighted Average Shares Outstanding And Basic And Diluted Earnings Per Common Share Restatement [Line Items]
Net loss				$ (236,373)	$ (14,549,315)	$ (14,785,688)
Weighted average shares outstanding			34,500,000	34,500,000	7,787,500	21,729,282	26,032,967
Basic and diluted earnings per share			$ (0.15)	$ (0.01)	$ (0.88)	$ (0.49)	$ (0.62)
Common Class A [Member] | As Reported [Member]
Error Corrections And Prior Period Adjustments Of Amounts Of Weighted Average Shares Outstanding And Basic And Diluted Earnings Per Common Share Restatement [Line Items]
Net loss				$ (236,373)	$ (14,549,315)	$ (14,785,688)
Weighted average shares outstanding				34,500,000	7,787,500	34,500,000
Basic and diluted earnings per share				$ 0.00	$ 0.00	$ 0.00
Common Class A [Member] | Adjustment [Member]
Error Corrections And Prior Period Adjustments Of Amounts Of Weighted Average Shares Outstanding And Basic And Diluted Earnings Per Common Share Restatement [Line Items]
Net loss				$ 0	$ 0	$ 0
Weighted average shares outstanding				0	0	(12,770,718)
Basic and diluted earnings per share				$ (0.01)	$ (0.88)	$ (0.49)
Common Class B [Member]
Error Corrections And Prior Period Adjustments Of Amounts Of Weighted Average Shares Outstanding And Basic And Diluted Earnings Per Common Share Restatement [Line Items]
Net loss				$ (236,373)	$ (14,549,315)	$ (14,785,688)
Weighted average shares outstanding			8,625,000	8,625,000	8,625,000	8,208,564	8,348,901
Basic and diluted earnings per share			$ (0.15)	$ (0.01)	$ (0.88)	$ (0.49)	$ (0.62)
Common Class B [Member] | As Reported [Member]
Error Corrections And Prior Period Adjustments Of Amounts Of Weighted Average Shares Outstanding And Basic And Diluted Earnings Per Common Share Restatement [Line Items]
Net loss				$ (236,373)	$ (14,549,315)	$ (14,785,688)
Weighted average shares outstanding				8,625,000	7,778,090	8,208,564
Basic and diluted earnings per share				$ (0.03)	$ (0.06)	$ (1.80)
Common Class B [Member] | Adjustment [Member]
Error Corrections And Prior Period Adjustments Of Amounts Of Weighted Average Shares Outstanding And Basic And Diluted Earnings Per Common Share Restatement [Line Items]
Net loss				$ 0	$ 0	$ 0
Weighted average shares outstanding				0	846,910	0
Basic and diluted earnings per share				$ 0.02	$ (0.82)	$ 1.31

[1]	On March 4, 2021, the Company effected a 1:1.2 stock split of Class B common stock, resulting in an aggregate of 8,625,000 shares of Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the stock split (see Note 4).
[2]	This number excludes an aggregate of up to 1,125,000 Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 4).